BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Billions	Jun. 06, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 BRL (R$)	Dec. 23, 2019 USD ($)	Dec. 02, 2019 USD ($)	Dec. 02, 2019 CAD ($)	Nov. 13, 2019 USD ($)	Oct. 08, 2019 USD ($)	Aug. 15, 2019 USD ($)	Jun. 21, 2019 USD ($)	Jun. 14, 2019 EUR (€)	Jun. 14, 2019 USD ($)	Jun. 06, 2019 COP ($)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 CAD ($)
Non-recourse Financing - 20 MW Hydroelectric Facility - Ontario
Disclosure of detailed information about borrowings [line items]
Carrying value																$ 53	$ 70
Borrowings, interest rate																4.13%	4.13%
Senior unsecured bonds
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 333														$ 1,100
Senior Unsecured Bonds Maturing Four Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term	4 years
Senior Unsecured Bonds Maturing Eight Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term	8 years
Senior Unsecured Bonds Maturing Fifteen Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term	15 years
Senior Unsecured Bonds Maturing Thirty Years
Disclosure of detailed information about borrowings [line items]
Debt instrument term	30 years
Debt Associated With European Business
Disclosure of detailed information about borrowings [line items]
Carrying value													€ 325	$ 365
Borrowings, interest rate													3.18%	3.18%
Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 150			$ 17	$ 168	$ 45	$ 155
Borrowings, interest rate									3.25%		2.75%
Upfinancing Associated With North American Business
Disclosure of detailed information about borrowings [line items]
Carrying value												$ 30
Borrowings, interest rate										110.00%		3.42%
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 182	$ 600
Debt Associated With Brazil Business
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 47		R$ 187
Borrowings, interest rate			3.83%	3.83%	3.83%
Line of credit facility, amount outstanding			$ 15		R$ 63
Debt Associated With Brazil Business, 2027 Expiration
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 110		R$ 450
Borrowings, interest rate			1.40%	1.40%	1.40%
Debt Associated With Canadian Business
Disclosure of detailed information about borrowings [line items]
Carrying value							$ 472	$ 628
Borrowings, interest rate			3.46%	3.46%	3.46%
Line of credit facility, amount outstanding		$ 244	$ 228
Up-Financing Debt Associated With Canadian Business
Disclosure of detailed information about borrowings [line items]
Carrying value							$ 115	$ 153
Bottom of range | Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.13%	4.13%	4.13%
Top of range | Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.23%	4.23%	4.23%
IPC | Senior Unsecured Bonds Maturing Four Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.10%														6.10%
IPC | Senior Unsecured Bonds Maturing Eight Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%														7.00%
IPC | Senior Unsecured Bonds Maturing Fifteen Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.70%														3.70%
IPC | Senior Unsecured Bonds Maturing Thirty Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%														4.00%
LIBOR | Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.20%	1.20%	1.20%